Description of Business (Details)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Date of incorporation	Aug. 07, 2007
Years of operations	60
Navios Holdings' general partner interest in Navios Partners	2.00%
Date of initial public offering	Nov. 16, 2007
Common units outstanding	77,359,163	71,034,163
General Partners Capital Account Units Outstanding	1,578,763	1,449,681
Ownership percentage of Navios Holdings	20.00%